Segment Information - Schedule of Geographical Segment Analysis (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of geographical areas [line items]
Revenue	₨ 1,311,917	$ 17,292	₨ 868,630	₨ 835,446
India [member]
Disclosure of geographical areas [line items]
Revenue	736,192	9,703	536,212	542,256
Europe [Member]
Disclosure of geographical areas [line items]
Revenue	210,282	2,772	35,960	40,224
China [member]
Disclosure of geographical areas [line items]
Revenue	96,671	1,274	52,213	26,942
The United States of America [Member]
Disclosure of geographical areas [line items]
Revenue	34,871	460	11,634	17,068
Mexico
Disclosure of geographical areas [line items]
Revenue	23,111	305	9,318	6,496
Malaysia [member]
Disclosure of geographical areas [line items]
Revenue	5,480	72	71,092	76,479
Others [member]
Disclosure of geographical areas [line items]
Revenue	₨ 205,310	$ 2,706	₨ 152,201	₨ 125,981